As filed with the Securities and Exchange Commission on May 16, 2012

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 136	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 140	☒

(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Frank P. Bruno, Esq.	Ira P. Shapiro, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date)pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest.

Master Investment Portfolio has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 16th day of May, 2012.

BLACKROCK FUNDS III ON BEHALF OF
BLACKROCK ACWI EX-US INDEX FUND AND
BLACKROCK RUSSELL 1000® INDEX FUND
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
(President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	May 16, 2012
(John M. Perlowski)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	May 16, 2012
(Neal J. Andrews)

DAVID O. BEIM*	Trustee
(David O. Beim)

RONALD W. FORBES*	Trustee
(Ronald W. Forbes)

DR. MATINA S. HORNER*	Trustee
(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Trustee
(Rodney D. Johnson)

HERBERT I. LONDON*	Trustee
(Herbert I. London)

Trustee
(Ian MacKinnon)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)

	ROBERT C. ROBB, JR.*	Trustee
(Robert C. Robb, Jr.)

	TOBY ROSENBLATT*	Trustee
(Toby Rosenblatt)

	KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

	FREDERICK W. WINTER*	Trustee
(Frederick W. Winter)

	PAUL L. AUDET*	Trustee
(Paul L. Audet)

	HENRY GABBAY*	Trustee
(Henry Gabbay)

*By:	/s/ BEN ARCHIBALD		May 16, 2012
(Ben Archibald, Attorney-In-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 16th day of May, 2012.

MASTER INVESTMENT PORTFOLIO, ON BEHALF OF
ACWI EX-US INDEX MASTER PORTFOLIO AND
RUSSELL 1000® INDEX MASTER PORTFOLIO
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
(President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	May 16, 2012
(John M. Perlowski)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	May 16 , 2012
(Neal J. Andrews)

DAVID O. BEIM*	Trustee
(David O. Beim)

RONALD W. FORBES*	Trustee
(Ronald W. Forbes)

DR. MATINA S. HORNER*	Trustee
(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Trustee
(Rodney D. Johnson)

HERBERT I. LONDON*	Trustee
(Herbert I. London)

Trustee
(Ian MacKinnon)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Trustee
(Robert C. Robb, Jr.)

	TOBY ROSENBLATT*	Trustee
(Toby Rosenblatt)

	KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

	FREDERICK W. WINTER*	Trustee
(Frederick W. Winter)

	PAUL L. AUDET*	Trustee
(Paul L. Audet)

	HENRY GABBAY*	Trustee
(Henry Gabbay)

*By:	/s/ BEN ARCHIBALD		May 16, 2012
(Ben Archibald, Attorney-In-Fact)

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase